Credit Facility (Tables)	12 Months Ended
Apr. 28, 2018
Credit Facility

The following table presents selected information related to the Company’s credit facilities:

	Fiscal 2018	Fiscal 2017	Fiscal 2016
Credit facility at period end	$158,700	64,900	47,200
Average balance outstanding during the period	$141,478	96,297	66,948
Maximum borrowings outstanding during the period	$287,933	285,278	293,200
Weighted average interest rate during the period (a)	5.55%	5.77%	8.21%
Interest rate at end of period	3.92%	3.73%	2.69%

(a)	Includes commitment fees.